Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TIAA-CREF Lifecycle 2060 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Lifecycle 2060 Fund seeks high total return over time through a combination of capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-09-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund has no annual portfolio turnover rate because the Fund is newly operational.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimates for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Based on estimates for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Acquired Fund Fees and Expenses" are the Fund's proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through September 30, 2015, but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2060.

The Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”), expects to allocate approximately 90.00% of the Fund’s assets to equity Underlying Funds and 10.00% of the Fund’s assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to ten percentage points from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in the Fund’s target retirement year of 2060 and reaching the Fund’s final target allocation of approximately 40% equity/60% fixed-income at some point from 2067 to 2070. Within the equity and fixed-income asset classes, Advisors allocates the Fund’s investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2015, which will change over time, are approximately as follows: U.S. Equity: 63.00%; International Equity: 27.00%; Fixed-Income: 10.00%; Short-Term Fixed-Income: 0.00%; and Inflation-Protected Assets: 0.00%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund and Enhanced Large-Cap Value Index Fund (U.S. Equity); International Equity Fund, Enhanced International Equity Index Fund, Global Natural Resources Fund and Emerging Markets Equity Fund (International Equity); Bond Fund, Bond Plus Fund and High-Yield Fund (Fixed-Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders, and the portfolio management team may use tactical allocation to take advantage of short to intermediate term opportunities through a combination of positions in Underlying Funds. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s target asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, for June 30, 2015, are listed in the chart below. These allocations will change over time. Underlying Fund allocations in particular may change from year to year.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	90.00%	U.S. Equity	63.00%	• Large-Cap Growth Fund	11.79%
				• Enhanced Large-Cap Growth Index Fund	11.79%
				• Large-Cap Value Fund	11.37%
				• Enhanced Large-Cap Value Index Fund	11.37%
				• Growth & Income Fund	9.84%
				• Small-Cap Equity Fund	5.11%
				• Mid-Cap Growth Fund	0.91%
				• Mid-Cap Value Fund	0.82%
		International Equity	27.00%	• International Equity Fund	7.27%
				• Enhanced International Equity Index Fund	7.27%
				• International Opportunities Fund	6.75%
				• Emerging Markets Equity Fund	4.28%
				• Global Natural Resources Fund	1.43%
FIXED-INCOME	10.00%	Fixed-Income	10.00%	• Bond Plus Fund	6.00%
				• High-Yield Fund	4.00%
				• Bond Fund	0.00%

Total	100.00%	100.00%	100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

TIAA-CREF Active Lifecycle Funds

Years to Target Date	U.S. Equity	International Equity	Fixed-Income	Short-term Fixed-Income	Inflation- Protected Assets
45	63.00	27.00	10.00	-	-
40	63.00	27.00	10.00	-	-
35	63.00	27.00	10.00	-	-
30	63.00	27.00	10.00	-	-
25	63.00	27.00	10.00	-	-
20	57.40	24.60	18.00	-	-
15	51.80	22.20	26.00	-	-
10	46.20	19.80	30.00	2.00	2.00
5	40.60	17.40	34.00	4.00	4.00
0	35.00	15.00	38.00	6.00	6.00
-5	31.50	13.50	39.00	8.00	8.00
-10	28.00	12.00	40.00	10.00	10.00
-15	28.00	12.00	40.00	10.00	10.00
-20	28.00	12.00	40.00	10.00	10.00
-25	28.00	12.00	40.00	10.00	10.00
-30	28.00	12.00	40.00	10.00	10.00

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Retirement Income Fund is contained in the prospectus for that fund.

Risk [Heading]	rr_RiskHeading	Principal investment risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Underlying Funds Risks—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, as well as risks related to the equity markets in general, such as:

• market risk—The risk that the price of equity investments may decline in response to general market and economic conditions or events, including conditions and developments outside of the financial markets; and

• issuer risk—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include risks specific to their investment strategies, as well as risks related to the fixed-income markets in general, such as:

• credit risk—The risk that a decline in an issuer’s financial position may prevent it from making principal and interest payments on fixed-income investments held by a Fund when due;

• interest rate risk—The risk that the value or yield of fixed-income investments may decline if interest rates change, which could adversely affect a Fund’s income or the value of its holdings;

• income volatility risk—The risk that the level of current income from a Fund’s portfolio of fixed-income securities may decline due to rapid and unpredictable changes in prevailing market interest rates;

• call risk—The risk that, during periods of falling interest rates, an issuer may call (or repay) a fixed-income security prior to maturity, resulting in a decline in a Fund’s income; and

• extension risk—The risk that during periods of rising interest rates, borrowers may pay off their mortgage loans later than expected, preventing a Fund from reinvesting principal proceeds at higher interest rates and resulting in less income than potentially available.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money over short or long periods by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance information is not available for the Fund for the most recently completed calendar year because the Fund is newly operational.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information is not available for the Fund for the most recently completed calendar year because the Fund is newly operational.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tiaa-cref.org
Retirement Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_RedemptionFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFeeOverAssets	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.83%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%	[2],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.73%)	[4],[5]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.71%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 73
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	384
Premier Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_RedemptionFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFeeOverAssets	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.58%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%	[2],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.68%)	[4],[5]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.61%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	62
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	342
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_RedemptionFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFeeOverAssets	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[1]
Other Expenses	rr_OtherExpensesOverAssets	0.58%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%	[2],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.68%)	[4],[5]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.46%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	47
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 295

[1]	The Retirement Class of the Fund has adopted a Distribution (Rule 12b-1) Plan that compensates the Fund's distributor, Teachers Personal Investors Services, Inc. ("TPIS"), for its expenses in providing distribution, promotional and/or shareholder services to Retirement Class shares at the annual rate of 0.05% of average daily net assets attributable to Retirement Class shares. TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2015, unless changed with approval of the Board of Trustees.
[2]	Based on estimates for the current fiscal year.
[3]	"Acquired Fund Fees and Expenses" are the Fund's proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance.
[4]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, Inc. ("Advisors"), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.25% of average daily net assets for Retirement Class shares; (ii) 0.15% of average daily net assets for Premier Class shares; and (iii) 0.00% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2015, unless changed with approval of the Board of Trustees.
[5]	Advisors has contractually agreed to waive the Fund's Management Fees equal to, on an annual basis, 0.10%. This waiver will remain in effect through September 30, 2015, unless changed with approval of the Board of Trustees.